Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Significant Accounting Policies Details Narrative
Cash and cash equivalents	$ 16,607	$ 1,742	$ 80	$ 840	$ 564
Share-based expense	$ 10,000	$ 0